RESTRICTED CASH (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Restricted Cash [Abstract]
Operations	$ 27	$ 23
Credit obligations	30	52
Capital expenditures and development projects	11	6
Total	68	81
Less: non-current	(24)	(22)
Current	$ 44	$ 59